Income Taxes (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes

Note 17 – Income Tax Provision

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. As of December 31, 2019 and 2018, the Company recorded a full valuation allowance against its deferred tax assets since it is more likely than not that the future tax benefit on such temporary differences will not be realized.

The Company recognizes the tax benefit from an uncertain income tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement by examining taxing authorities. The Company has open tax years going back to 2014 (or the tax year ended December 31, 2013 if the Company were to utilize its NOLs) which will be subject to audit by federal and state authorities upon filing.

The Company’s policy is to recognize interest and penalties accrued on uncertain income tax positions in income tax or administrative expense in the Company’s consolidated statements of operations.

The components of our deferred tax assets are as follows ($ in thousands).

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating losses	$-	$1,042
Accrued compensation	-	205
Depreciation and amortization	-	13
Other	-	5
Total deferred tax assets	-	1,265
Less: Valuation allowance	-	(1,265)
Net Deferred Tax Assets:	$-	$-
Deferred Tax Liabilities:
Intangible assets	$(30,879)	$(35,000)
Net Deferred Tax Liability	$(30,879)	$(35,000)

The benefit of income taxes for the years ended December 31, 2019 and 2018 consist of the following ($ in thousands):

	For the years ended December 31,
	2019	2018
U.S. federal
Current	$-	$-
Deferred	(4,302)	(1,725)
State and local
Current	-	-
Deferred	(970)	(389)
Valuation allowance	-	-
Income Tax Provision (Benefit)	$(5,272)	$(2,114)

A reconciliation of the statutory federal rate to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018

Federal rate	21.00%	21.00%
State income taxes, net of federal benefit	4.74%	4.74%
Non-controlling interest	(0.82)%	(4.20)%
Common stock issued for services	(0.82)%	(6.35)%
Change in fair value of derivative, warrant liability and gain on extinguishment of convertible notes	1.16%	4.39%
Amortization of debt discount	(0.13)%	(2.60)%
Loss on investments	(2.96)%	-
Other	-%	(1.26)%
Change in valuation allowance	(26.64)%	(29.62)%
Income Taxes Provision (Benefit)	(4.47)%	(13.90)%

The Company files income tax returns in the United States (“Federal”) and Florida (“State”) jurisdictions. The company has been delinquent in filings since December 31, 2014. Therefore, during 2019 the Company wrote-off all its potential net operating loss carryforwards against its full valuation allowance.

The Company has not been under tax examination in any jurisdiction for the years ended December 31, 2019 and 2018.

fuboTV Inc. [Member]
Income Taxes

11. Income Taxes

The Company recorded a provision for income taxes of $2 for the three months ended March 31, 2020 and 2019, respectively, consisting of state and foreign income taxes. The Company regularly evaluates the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all the deferred tax assets will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, loss carryback and tax-planning strategies. Generally, more weight is given to objectively verifiable evidence, such as the cumulative loss in recent years, as a significant piece of negative evidence to overcome. At March 31, 2020 and 2019, the Company continued to maintain that the realization of its deferred tax assets has not achieved a more likely than not threshold therefore, the net deferred tax assets have been fully offset by a valuation allowance.

11. Income Taxes

The provision for income taxes for the periods presented in the Consolidated Statements of Operations and Comprehensive Loss is comprised of state and foreign income taxes. Income tax expense for the years ended December 31, 2019 and 2018 differed from statutory federal rate expense primarily due to the Company’s inability to benefit from its tax losses.

	December 31,
	2019	2018

Income tax provision at federal statutory rate	$(36,475)	$(27,155)
State income taxes, net of federal benefit	7	12
Other non-deductible expense	276	309
Change in valuation allowance	36,205	26,836
Foreign rate differential	(4)	(4)
Law changes (federal effect)	-	-

Total tax provision (benefit)	$9	$(2)

The Company’s foreign subsidiary is located in Spain with tax rate of 25%. Activities for the period ended December 31, 2019 are minimal and resulted in a small loss reported in Spain therefore, there is no GILTI inclusion.

The Company’s deferred tax assets and liabilities consisted of the following:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$88,759	$49,307
Accruals and deferrals	1,864	943
Stock based compensation	102	57
Interest expense limitation	432	-
Other	6	-
Total deferred tax assets	91,163	50,307
Valuation allowance	(91,144)	(50,190)
Deferred tax liabilities:
Property and equipment	(19)	(117)
Total deferred tax liabilities	(19)	(117)

Net deferred tax assets	$—	$—

At December 31, 2019 and 2018 the Company’s management considered new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. At December 31, 2019 and 2018, the Company continued to maintain that the realization of its deferred tax assets has not achieved a more-likely than-not threshold therefore, the net deferred tax assets have been fully offset by a valuation allowance. The valuation allowance increased by $40,837 and $26,257 for the years ended December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, the Company had approximately $375,864 and $209,813 of federal net operating loss carryforwards, respectively, of which $85,567 will begin to expire in 2034 and $290,297 has an indefinite life.

At December 31, 2019 and 2018, the Company had approximately $187,509 and $95,411 of state net operating loss carryforwards in various states with varying expiration dates beginning in the year 2034.

The Company began operations in Spain in 2018. At December 31, 2019 and 2018, the Company had approximately $100 and $66 of foreign net operating loss carryforwards, respectively. These losses do not expire as they have an indefinite life.

Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code (the “Code”), as well as similar state provisions. In general, an “ownership change” as defined by the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. Since the Company’s formation, the Company has raised capital through the issuance of capital stock on several occasions which may have resulted in such an ownership change or could result in an ownership change in the future. The annual limitation may result in the expiration of net operating loss carryforwards before utilization.

The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future. If the Company has experienced an ownership change at any time since its formation, utilization of the net operating loss carryforwards to offset future taxable income and taxes, respectively, would be subject to an annual limitation under the Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of all or a portion of the net operating loss carryforwards before utilization. Until a study is completed and any limitation known, no amounts are being considered as an uncertain tax position or disclosed as unrecognized tax benefits since no benefits have been realized to date. The Company maintains a full valuation allowance for other deferred tax assets due to its historical losses and uncertainties surrounding its ability to generate future taxable income to realize these assets. Due to the existence of the valuation allowance, future changes to unrecognized deferred tax assets after the completion of an ownership change analysis are not expected to impact the Company’s effective tax rate.

The Company follows the provisions of FASB Accounting Standards Codification (ASC 740-10), Accounting for Uncertainty in Income Taxes. ASC 740-10 prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of uncertain tax positions that have been taken or expected to be taken on an income tax return. No liability related to uncertain tax positions was required to be recorded in the financial statements as of December 31, 2019 and 2018.

The Company’s policy is to recognize penalties and interest expense related to income taxes as a component of tax expense, but as of December 31, 2019 and 2018, no such provision was required.

The Company files U.S federal and state income tax returns as well as returns in foreign tax jurisdictions. Because the statute of limitations does not expire until after net operating loss carryforwards are actually used, the statute is open for all tax years from inception.